ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2014	2015

Customer deposits	25,159,835	46,930,870
Advance from customers	17,397,603	50,048,183
Accrued employee payroll and welfare	36,356,667	46,181,537
Accrued advertising and promotion expense	2,073,493	6,600,440
Accrued interest payable on 2018 Senior Notes	—	6,121,016
Accrued professional service fees	20,606,759	3,520,035
Accrued liability related to customer loyalty program	3,740,948	4,412,036
Others	21,906,685	29,174,847

Total	127,241,990	192,988,964